Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] $ / shares in Units, $ / shares in Units, $ in Millions	Jul. 02, 2020 USD ($)	Sep. 08, 2020 USD ($) $ / shares shares	Sep. 08, 2020 HKD ($) $ / shares shares
Bonds [Member]
Subsequent Event [Line Items]
Bonds, Issued date	Jul. 02, 2020
Bonds issued | $	$ 300,000
Bonds, due date	Jul. 02, 2025
Bonds, Interest rate	2.125%
Interest repayment terms	The Bond bears interest at a rate of 2.125% per year, payable semiannually in arrears on January 2 and July 2 of each year commencing January 2, 2021.
Proceeds from issuance of bonds, net of costs | $	$ 297,083
Koolearn Holding [Member] | Subscription Agreement [Member]
Subsequent Event [Line Items]
Shares issued price per share | (per share)		$ 3.87	$ 30.00
Common Stock, Value, Subscriptions		$ 230,000,000	$ 1,783
Koolearn Holding [Member] | Subscription Agreement [Member] | Third Party Subscriber [Member]
Subsequent Event [Line Items]
Common Stock Shares Subscribed | shares		7,752,000	7,752,000
Koolearn Holding [Member] | Subscription Agreement [Member] | New Oriental Education & Technology Group Co., Ltd [Member]
Subsequent Event [Line Items]
Common Stock Shares Subscribed | shares		51,680,000	51,680,000